Expense Example, No Redemption (Vanguard Tax-Managed Balanced Fund Retail)	Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Balanced Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154